[MassMutual Financial Group Letterhead Appears Here]

April 28, 2006

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re: Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Variable Life Separate Account I

Registration Statement No. 333-22557 to Post-Effective Amendment No. 11

Dear Commissioners:

On behalf of Massachusetts Mutual Life Insurance Company (the “Company”) and Massachusetts Mutual Variable Life Separate Account I (the “Separate Account”), I am filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, I certify that the form of prospectus for certain flexible premium variable life insurance policies offered by the Company through the Separate Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of prospectus contained in Post-Effective Amendment No. 11 to the Form N-6 Registration Statement for the Separate Account that was filed electronically with the Securities and Exchange Commission on April 26, 2006.

Sincerely,

/s/ Mary Katherine Johnson

Mary Katherine Johnson, Esq.

Assistant Vice President and Counsel

Massachusetts Mutual Life Insurance Company